SHORT-TERM BORROWINGS (Details) ¥ in Thousands, $ in Thousands	1 Months Ended
	Jul. 31, 2020 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Sep. 01, 2020 CNY (¥)	May 01, 2020 CNY (¥)	May 01, 2020 USD ($)
Short-term borrowings		¥ 19,498	$ 3,020	¥ 10,000
Bank of Huaxia
Mortgaged property amount	¥ 65,078
Line of credit	¥ 30,000
Term of line of credit (in years)	1 year
Ambow Shida
Short-term borrowings					¥ 10,000
Interest rate (as a percent)					4.35%
Bay State College Inc
Short-term borrowings						¥ 9,498	$ 1,470
Interest rate (as a percent)						1.00%	1.00%